LEASE - Schedule of Prepaid Land Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LEASE
Land use rights	¥ 464,209	$ 66,381	¥ 464,209
Less: accumulated amortization	(85,599)	(12,241)	(75,977)
Net carrying value	¥ 378,610	$ 54,140	¥ 388,232